SHARE CAPITAL - Disclosure of detailed information about warrants activity (Details)	7 Months Ended	12 Months Ended
	Dec. 31, 2020 Share $ / shares	May 31, 2020 Share $ / shares
Disclosure of classes of share capital [abstract]
Balance | Share	731,195	1,690,893
Exercised | Share	(724,170)	(959,698)
Expired | Share	(7,025)
Balance | Share	0	731,195
Weighted average exercise price of warrants outstanding | $ / shares	$ 4.39	$ 3.95
Weighted average exercise price of warrants, Exercised | $ / shares	4.39	3.62
Weighted average exercise price of warrants, Expired | $ / shares	4.68
Weighted average exercise price of warrants outstanding | $ / shares	$ 0	$ 4.39